Basis of preparation and general principles	12 Months Ended
Sep. 30, 2021
Basis Of Preparation And General Principles [Abstract]
Basis of preparation and general principles
2. Basis of preparation and general principles
These consolidated financial statements have been prepared in accordance w
i
th International Financial Reporting Standards (“IFRS”) and the interpretations of the IFRS Interpretations Committee (IFRS IC) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements have been presented in euros, which is the Group’s functional currency. Unless indicated otherwise, the amounts are presented in millions of euros (EUR million). Totals have been calculated on the basis of non-rounded
euro amounts and may differ from a calculation based on the reported million euro amounts.
These consolidated financial statements comprise a consolidated statement of financial position as of September 30, 2021 and a consolidated statement of profit or loss and other comprehensive income, a consolidated statement of cash flows, a consolidated statement of changes in equity and notes to the consolidated financial statements for the fiscal years ended September 30, 2021. In accordance with IAS 1.99, expenses in the income statement are presented by their nature. This method provides information about expenses arising from the main inputs that are consumed in order to accomplish group’s business activities. The ultimate parent company of the Group is SIGNA Retail GmbH, Vienna, Austria.
The consolidated financial statements have been prepared on a basis which assumes that the Group will continue as a going concern, and which contemplates the recoverability of assets and the satisfaction of the liabilities and commitments in the normal course of business.
The consolidated financial statements were authorized by management of SIGNA Sports United GmbH on February
4
, 2022.